Real Estate Owned - Summary of Real Estate Owned Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Properties [Line Items]
Balance, beginning of year	$ 2,503
Transfers into real estate owned	945
Sale of real estate owned	(2,095)
Write down of real estate owned	(831)	(75)	(1,433)
Balance, end of year	522	2,503
Commercial Properties [Member]
Real Estate Properties [Line Items]
Balance, beginning of year	1,227
Sale of real estate owned	(373)
Write down of real estate owned	(764)
Balance, end of year	90
Residential Properties [Member]
Real Estate Properties [Line Items]
Balance, beginning of year	1,276
Transfers into real estate owned	567
Sale of real estate owned	(1,722)
Write down of real estate owned	(67)
Balance, end of year	54
Bank Properties [Member]
Real Estate Properties [Line Items]
Transfers into real estate owned	378
Sale of real estate owned	0
Balance, end of year	$ 378